Concessions payable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Concessions Payable

This account also includes balances payable in connection with the granting of concession rights (“Concessions”), initially recorded as a contra entry to intangible assets (Note 11.2). Subsequent measurement occurs at the effective rate.

	December 31, 2021	December 31, 2020
Court discussion
Rumo Malha Paulista S.A.	55,170	101,871
Rumo Malha Oeste S.A.	1,747,233	1,617,764
	1,802,403	1,719,635
Railroad concession payable
Rumo Malha Paulista S.A.	1,145,450	1,154,919

Payables
Rumo Malha Sul S.A.	85,713	84,637
Rumo Malha Paulista S.A.	20,682	24,151
	106,395	108,788
Total	3,054,248	2,983,342
Current	160,771	158,705
Non-current	2,893,477	2,824,637

Summary of Judicial Deposits	Judicial deposits at December 31, 2021 and 2020 concerning the above claims are as follows:
	December 31, 2021	December 31, 2020
Rumo Malha Oeste S.A.	22,119	22,119
	22,119	22,119

Schedule of leases and grants related to concession payable

Leases and grants under IFRS 16 (Note 6.7)

	December 31, 2021	December 31, 2020
Leases
Rumo Malha Sul	623,155	600,745
Rumo Malha Paulista	508,169	475,647
Rumo Malha Oeste	216,101	179,568
Elevações Portuárias	97,046	76,925
Portofer	13,921	12,463
	1,458,392	1,345,348
Grants
Rumo Malha Paulista (renewal)	590,594	492,222
Rumo Malha Central S.A.	614,410	491,354
	1,205,004	983,576
Total	2,663,396	2,328,924
Current	274,774	232,212
Non-current	2,388,622	2,096,712